Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments And Contingent Liabilities [Line Items]
Rent expenses		$ 2,905	$ 2,966	$ 2,335
Aggregate contingent liability to the authority	$ 12,513	12,697	12,513
Royalty payments to the authority		$ 89	$ 100	$ 112
Percentage of rebate amount calculated for non-innovator multiple source drugs from average manufacturer price		13.00%
Collective Bargaining Arrangements [Member]
Commitments And Contingent Liabilities [Line Items]
Employees Committee Agreement term		3 years
Employees Committee Agreement renewal term		1 year
Israel Tax Authority
Commitments And Contingent Liabilities [Line Items]
Tax assessment amount (before interest, linkage and penalties)		$ 40,782
Unutilized capital loss amount		$ 74,551
Settlement with ITA to paid reduced tax assessment	$ 15,000
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel		3.00%
Percent of the weighted-average of the average manufacturer prices		175.00%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel		3.50%
Percentage of rebate amount calculated for innovator drugs from average manufacturer price		23.10%